SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Revenues and Long-Lived Assets
Net Sales	$ 3,941,182	$ 3,240,493	$ 2,887,071
Long-Lived Tangible Assets	344,356	306,468	259,448
United States
Revenues and Long-Lived Assets
Net Sales	3,821,366	3,162,331	2,811,359
Long-Lived Tangible Assets	313,976	280,362	244,040
Foreign
Revenues and Long-Lived Assets
Net Sales	119,816	78,162	75,712
Long-Lived Tangible Assets	$ 30,380	$ 26,106	$ 15,408